Deferred Tax Assets/(Liabilities) - Analysis of Expiry Dates of Unrecognized Unused Tax Losses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 1,058	¥ 667
Expiring in 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	92	92
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	82	82
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	110	116
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	337	377
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 437	¥ 0